Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

 9. Income Taxes

Under Internal Revenue Code (IRC) Section 382, the use of net operating loss carry-forwards, capital loss carry-forwards and other tax credit carry-forwards may be limited if a change in ownership of a company occurs. If it is determined that due to transactions involving the Company’s shares owned by its five percent stockholders a change of ownership has occurred under the provisions of IRC Section 382, the Company's net operating loss, capital loss and tax credit carry-forwards could be subject to significant IRC Section 382 limitations.

Prior to March 2011, the Company had approximately $703 million in Federal and state net operating loss carry-forwards and $15.6 million in Federal research and experimentation tax credit carry-forwards.  A Section 382 ownership change occurred during March 2011 that resulted in approximately $675 million of Federal and state net operating loss carry-forwards being subject to IRC Section 382 limitations and as a result of IRC Section 382 limitations, approximately $618 million of the net operating loss carry-forwards and $15.6 million of the Federal research and experimentation tax credit carry-forwards will expire prior to utilization.  As a result of the IRC Section 382 limitations, these net operating loss and tax credit carry-forwards that will expire unutilized were not reflected in the Company’s gross deferred tax asset as of December 31, 2011. The ownership change also resulted in Net Unrealized Built in Losses per IRS Notice 2003-65 which should result in Recognized Built in Losses during the five year recognition period of approximately $9.4 million. This will translate into unfavorable book to tax add backs in the Company's 2011 to 2016 U.S. corporate income tax returns that resulted in a gross deferred tax liability of $3.6 million at the time of the ownership change and $2.6 million at December 31, 2011 with a corresponding reduction to the valuation allowance. This gross deferred tax liability will offset certain existing gross deferred tax assets (i.e. capitalized research expense). This had no impact on the Company's current financial position, results of operations, or cash flows because of the full valuation allowance.

As a result of certain equity transactions by five percent stockholders, a Section 382 ownership change occurred during March 2012 that resulted in all but approximately $14.9 million of the Company’s Federal and state net operating loss carry-forwards expiring prior to utilization, which resulted in the Company’s gross deferred tax asset and related valuation allowance decreasing by approximately $24.6 million.  The ownership also resulted in Net Unrealized Built in Losses per IRS Notice 2003-65 which should result in Recognized Built in Losses during the five year recognition period of approximately $36.5 million. This will translate into unfavorable book to tax add backs in the Company's 2012 to 2017 U.S. corporate income tax returns that would result in a gross deferred tax liability of $13.9 million at the time of the ownership change with a corresponding reduction to the valuation allowance. This gross deferred tax liability will offset certain existing gross deferred tax assets (i.e. capitalized research expense). These decreases would have no impact on the Company’s financial position, results of operations, or cash flows. However, these potential future tax benefits would no longer be available to the Company.

11. Income Taxes

The components of (loss) before income taxes and the provision for income taxes for the years ended December 31, 2011, 2010 and 2009 are as follows:

Loss before income taxes:	2011	2010	2009
United States	$(25,483,000)	$(38,567,000)	$(39,363,000)
Foreign	(1,971,000)	(8,392,000)	(1,346,000)
	$(27,454,000)	$(46,959,000)	$(40,709,000)

There was no current income tax expense for the years ended December 31, 2011, 2010 and 2009. The Company was a Limited Liability Company (LLC) until its merger into Plug Power Inc. effective November 3, 1999. From inception through November 3, 1999, the Company was treated as a partnership for federal and state income tax purposes and accordingly the Company’s income taxes or credits resulting from earnings or losses were payable by, or accrued to its members. Therefore, no provision for income taxes has been made prior to November 3, 1999.

Effective November 3, 1999, the Company is taxed as a corporation for Federal and State income tax purposes and the effect of deferred taxes recognized as a result of the change in tax status of the Company have been included in operations. Deferred tax assets and liabilities are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates.

The significant components of U.S. deferred income tax expense (benefit) for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Deferred tax expense (benefit)	$17,774,374	$(652,367)	$(1,679,144)
Net operating loss carryforward expired (generated)	187,596,630	(14,168,304)	(14,972,768)
Valuation allowance (decrease) increase	(205,371,004)	14,820,671	16,651,912
Provision for Income taxes	$-	$-	$-

The significant components of Foreign deferred income tax expense (benefit) for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Deferred tax benefit	$(1,268,116)	$(822,713)	$(1,633,336)
Net operating loss carryforward expired (generated)	496,400	(1,080,779)	147,019
Valuation allowance increase	771,716	1,903,492	1,486,317
Provision for Income taxes	$-	$-	$-

The Company’s effective income tax rate differed from the Federal statutory rate as follows:

	2011	2010	2009
U.S. Federal statutory tax rate	(35.0%)	(35.0%)	(35.0%)
Deferred state taxes, net of federal benefit	(3.1%)	(2.4%)	(2.9%)
Common stock warrant liability	(4.4%)	0.0%	0.0%
Other, net	0.6%	(2.7%)	(0.8%)
Change to uncertain tax positions	(57.5%)	1.6%	0.0%
Foreign tax rate differential	0.8%	2.2%	0.2%
Expiring attribute carryforward	5.4%	1.2%	0.0%
Adjustments to open deferred tax balance	(1.7%)	0.3%	(4.3%)
Writeoff of tax attributes due to imposition of
Section 382 limitation	840.9%	0.0%	0.0%
Tax credits	(0.3%)	(0.6%)	0.7%
Change in valuation allowance	(745.7%)	35.4%	42.1%
	0.0%	0.0%	0.0%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of certain assets and liabilities for financial reporting and the amounts used for income tax expense purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2011 and 2010 are as follows:

	U.S.		Foreign
	Years ended December 31,		Years ended December 31,
	2011	2010	2011	2010
Intangible assets	$199,980	$270,278	$324,654	$(28,763)
Non-employee stock based compensation	(1,555,822)	(1,792,727)	-	-
Gain on auction rate debt securities repurchase agreement	-	(2,271,572)	-	-
Impairment loss on available-for-sale securities	-	2,271,572	-	-
Deferred revenue	2,105,962	1,652,905	-	-
Other reserves and accruals	1,120,831	669,061	-	206,184
Capital loss carryforwards	-	5,883,890	-	-
Research and development tax credit carryforwards	73,722	9,833,063	1,533,281	1,512,346
Property, plant and equipment	1,126,531	753,930	528,596	521,379
Amortization of stock-based compensation	7,900,080	7,490,246	-	-
Capitalized research & development expenditures	15,162,000	17,328,000	4,759,800	3,667,068
Section 382 recognized built in loss	(1,819,014)	-	-	-
Net operating loss carryforwards	30,271,381	217,868,010	3,462,252	3,958,652
Total deferred tax asset	54,585,651	259,956,656	10,608,583	9,836,866
Valuation allowance	(54,585,651)	(259,956,656)	(10,608,583)	(9,836,866)
Net deferred tax assets	$-	$-	$-	$-

The Company has recorded a valuation allowance, as a result of uncertainties related to the realization of its net deferred tax asset, at December 31, 2011 and 2010 of approximately $65.2 million and $269.8 million, respectively. A reconciliation of the current year change in valuation allowance is as follows:

	Total	U.S.	Foreign
Increase in valuation allowance for current year increase in net operating losses:	$8,982,432	$8,799,089	$183,343
Decrease in valuation allowance for 382 limitations on tax attributes:	(212,112,671)	(212,112,671)	-
Decrease in valuation allowance for current year net decrease in deferred tax
assets other than net operating losses:	(2,279,655)	(2,057,422)	(222,233)
Increase in valuation allowance as a result of foreign currency fluctuation	136,168	-	136,168
Increase in valuation allowance due to current year change of deferred tax assets
as the result of uncertain tax positions.	674,438	-	674,438
Net (decrease) increase in valuation allowance	$(204,599,288)	$(205,371,004)	$771,716

The deferred tax assets have been offset by a full valuation allowance because it is more likely than not that the tax benefits of the net operating loss carryforwards and other deferred tax assets may not be realized. Included in the valuation allowance as of December 31, 2011 and December 31, 2010 are $1.9 million and $14.3 million, respectively of deferred tax assets resulting from the exercise of employee stock options, which upon subsequent realization of the tax benefits, will be allocated directly to paid-in capital.

Before the imposition of IRC Section 382 limitations described below, at December 31, 2011, the Company has unused Federal and State net operating loss carryforwards of approximately $703 million, of which $70.3 million was generated from the operations of H Power during the period May 31, 1989, through the date of the H Power acquisition, $2.7 million was generated by Cellex through the date of the Cellex acquisition, $44.1 million was generated by General Hydrogen through the date of the General Hydrogen acquisition, and $585.9 million was generated by the Company during the period October 1, 1999 through December 31, 2011. The net operating loss carryforwards if unused will expire at various dates from 2012 through 2031. In 2011, net operating loss carryforwards of $3.9 million acquired as part of the H Power transaction expired.

Under Internal Revenue Code (IRC) Section 382, the use of loss carryforwards may be limited if a change in ownership of a company occurs. If it is determined that due to transactions involving the Company’s shares owned by its 5 percent or greater shareholders a change of ownership has occurred under the provisions of IRC Section 382, the Company's Federal and state net operating loss carryforwards could be subject to significant IRC Section 382 limitations.

Based upon an IRC Section 382 study, a Section 382 ownership change occurred in 2011 that resulted in approximately $675 million of Federal and state net operating loss carryforwards being subject to IRC Section 382 limitations and as a result of IRC Section 382 limitations, approximately $618 million of the net operating loss carryforwards will expire prior to utilization. As a result of the IRC Section 382 limitations, these net operating loss carryforwards that will expire unutilized are not reflected in the Company’s gross deferred tax asset as of December 31, 2011.

The ownership change also resulted in Net Unrealized Built in Losses per IRS Notice 2003-65 which should result in Recognized Built in Losses during the five year recognition period of approximately $7 million.  This will translate into unfavorable book to tax add backs in the Company's 2011 to 2016 U.S. corporate income tax returns that resulted in a gross deferred tax liability of $2.6 million at the time of the ownership change and $1.8 million at December 31, 2011 with a corresponding reduction to the valuation allowance.  This gross deferred tax liability will offset certain existing gross deferred tax assets (i.e. capitalized research expense).  This has no impact on the Company's current financial position, results of operations, or cash flows because of the full valuation allowance.

IRC Section 382 also limits the ability for a Company to utilize capital loss and research credit carryforwards.  Approximately $15.5 million of Federal capital loss carryforwards are subject to IRC Section 382 limitations and as a result of the IRC Section 382 limitations, the entire $15.5 million will expire prior to utilization.  Approximately $15.5 million of Research Credit are subject to IRC Section 382 limitations and as a result of the IRC Section 382 limitations, the entire $15.5 million will expire prior to utilization.  At December 31, 2011 the Company has US Federal Research and Experimentation credit carryforwards of approximately $0.1 million that were generated after the IRC Section 382 ownership change and will be available to offset future income tax that will expire in 2031.

At December 31, 2011, the Company has unused foreign net operating loss carryforwards of approximately $17.4 million. The net operating loss carryforwards if unused will expire at various dates from 2014 through 2031.  At December 31, 2011 the company has Scientific Research and Experimental Development expenditures of $21.8 million available to offset future taxable income.  These expenditures have no expiry date.  At December 31, 2011 the company has Canadian ITC credit carryforwards of $2.4 million available to offset future income tax.  These credit carryforwards if unused will expire at various dates from 2012 through 2027.  Approximately $3.6 million of the foreign net operating loss carryforwards, approximately $2.8 million of the Scientific Research and Experimental Development expenditures and $0.8 million of the Canadian ITC credit carryforwards represent unrecognized tax benefits and are therefore, not reflected in the Company's deferred tax asset as of December 31, 2011.

The Company intends to reinvest indefinitely any unrepatriated foreign earnings. As of December 31, 2011, the Company has no unrepatriated foreign earnings.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Unrecognized tax benefits balance at beginning of year	$17,893,011	$18,570,177	$18,149,125
Additions for tax positions of prior years	-	-	-
Reductions based on tax positions related to the current year	-	-	-
Reductions for tax positions of prior years	(15,874,599)	(716,419)	(55,884)
Settlements	-	-	-
Currency Translation	27,940	39,253	476,936
Unrecognized tax benefits balance at end of year	$2,046,352	$17,893,011	$18,570,177

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. During the year ended December 31, 2011, the Company recognized $0 in interest and penalties. The Company had $1.2 million in interest and penalties accrued at December 31, 2011.

The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business the Company is subject to examination by taxing authorities. Open tax years in the U.S. range from 2008 to 2011. Open tax years in the foreign jurisdictions range from 2004 to 2011. However, upon examination in subsequent years, if net operating loss carryforwards and tax credit carryforwards are utilized, the U.S. and foreign jurisdictions can reduce net operating loss carryforwards and tax credit carryforwards utilized in the year being examined if they do not agree with the carryforward amount. As of December 31, 2011, the Company was not under audit in the U.S. or non-U.S. taxing jurisdictions. No significant changes to the amount of unrecognized tax benefits are anticipated within the next twelve months.